Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Earnings from continuing operations	$ 131	$ 207	$ 322	$ 321
Adjustments for:
Depreciation	43	38	83	72
Net (gains) losses on disposals of businesses and investments	(2)	3	1	(21)
Deferred tax	(34)	(12)	(37)	(80)
Other	138	(67)	200	77
Pension contribution				(167)
Changes in working capital and other items	(7)	(120)	(250)	(258)
Operating cash flows from continuing operations	417	178	608	205
Operating cash flows from discontinued operations	5	(65)	(10)	(122)
Net cash provided by operating activities	422	113	598	83
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	2	(1)	(122)	(5)
Proceeds from disposals of businesses and investments	4	23	1	57
Capital expenditures	(145)	(102)	(287)	(240)
Proceeds from disposals of property and equipment	45	2	64	2
Other investing activities	1	1	2	4
Investing cash flows from continuing operations	(93)	(77)	(342)	(182)
Investing cash flows from discontinued operations				29
Net cash used in investing activities	(93)	(77)	(342)	(153)
FINANCING ACTIVITIES
Proceeds from debt	999		2,019
Repayments of debt	(1,000)		(1,645)
Net borrowings under short-term loan facilities			118
Payments of lease principal	(18)	(12)	(36)	(23)
Repurchases of common shares			(200)	(190)
Other financing activities	(4)	2	(16)	37
Net cash used in financing activities	(205)	(186)	(125)	(527)
Increase (decrease) in cash and bank overdrafts	124	(150)	131	(597)
Translation adjustments			(10)	2
Cash and bank overdrafts at beginning of period	822	2,258	825	2,703
Cash and bank overdrafts at end of period	946	2,108	946	2,108
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	946	2,108	946	2,108
Supplemental cash flow information is provided in note 17.
Interest paid, net of debt-related hedges	(62)	(82)	(83)	(96)
Interest received	1	10	4	27
Income taxes paid	(18)	(62)	(34)	(169)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid		(1)	(1)	(2)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	(182)	(175)	(364)	(349)
Computer software [member]
Adjustments for:
Amortization expense	118	104	229	209
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 30	$ 25	$ 60	$ 52